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Statement of Additional Information Supplement
February 1, 1999

IDS Cash Management Fund S-6320-20 T (9/98)


The Transfer Agency Agreement paragraph has been revised to state the following fees:

The fee per account for Class A is $24.00, for Class B is $25.00 and for Class Y is $22.00.

Form S-6388 A (2/99)
Valid until next prospectus update.
Destroy August 31, 1999